STARBOARD INVESTMENT TRUST

SF Group Funds

SF Group Core Plus Fund	SF Group Multi-Sector Fixed Income Fund
SF Group Corporate Fixed Income Fund	SF Group Short Duration Fixed Income Fund
SF Group High Yield Fund	SF Group Select Growth Equities Fund

Supplement to the Prospectus

May 13, 2015
This supplement to the Prospectus dated March 24, 2015 for the SF Group Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to update language in the Prospectus dated March 24, 2015 relative to the related performance of the Sub-Advisor.
Prospectus
On page 69, the table titled "Average Annual Total Returns," in the sub-section titled "Core Plus Fixed Income Strategy" under the section titled "Related Performance of the Sub-Advisor" is revised by replacing the table in its entirety with the following:

Average Annual Total Returns Period Ended February 28, 2015	Year to Date	Past 1 Year	Past 3 Years	Past 5 Years	Since Inception (10/1/2000)
Core Plus Fixed Income Strategy	1.26%	5.81%	4.74%	6.13%	6.50%
Barclays Aggregate Bond Index	1.14%	5.05%	2.76%	4.29%	5.52%
* Returns are annualized for periods greater than 1 year.
On page 70, the table titled "Average Annual Total Returns," in the sub-section titled "Corporate Fixed Income Strategy" under the section titled "Related Performance of the Sub-Advisor" is revised by replacing the table in its entirety with the following:
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Average Annual Total Returns Period Ended February 28, 2015	Year to Date	Past 1 Year	Past 3 Years	Past 5 Years	Since Inception (10/1/2000)
Corporate Fixed Income Strategy	1.81%	7.35%	6.63%	8.09%	7.88%
Barclays U.S. Credit Index	1.81%	6.50%	4.49%	6.22%	6.49%
* Returns are annualized for periods greater than 1 year.
On page 70, the table titled "Average Annual Total Returns," in the sub-section titled "High Yield Fixed Income Strategy" under the section titled "Related Performance of the Sub-Advisor" is revised by replacing the table in its entirety with the following:

Average Annual Total Returns Period Ended February 28, 2015	Year to Date	Past 1 Year	Past 3 Years	Past 5 Years	Since Inception (10/1/2000)
High Yield Fixed Income Strategy	3.54%	0.07%	6.35%	8.40%	7.78%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index	3.09%	2.84%	7.61%	9.15%	7.93%
* Returns are annualized for periods greater than 1 year.
On page 71, the table titled "Average Annual Total Returns," in the sub-section titled "Multi-Sector Fixed Income Strategy" under the section titled "Related Performance of the Sub-Advisor" is revised by replacing the table in its entirety with the following:
Average Annual Total Returns Period Ended February 28, 2015	Year to Date	Past 1 Year	Past 3 Years	Past 5 Years	Since Inception (10/1/2006)
Multi-Sector Fixed Income Strategy	1.54%	3.43%	4.49%	6.82%	6.86%
Barclays Aggregate Bond Index	1.14%	5.05%	2.76%	4.29%	5.08%
* Returns are annualized for periods greater than 1 year.

On page 72, the table titled "Average Annual Total Returns," in the sub-section titled "Short Duration Strategy" under the section titled "Related Performance of the Sub-Advisor" is revised by replacing the table in its entirety with the following:
Average Annual Total Returns Period Ended February 28, 2015	Year to Date	Past 1 Year	Past 2 Years	Since Inception (6/1/2012)
LCP Enhanced Cash (Net of Fees)	0.16%	0.50%	0.67%	0.85%
Barclays Treasury 9-12 Month Index	0.09%	0.21%	0.23%	0.25%
* Returns are annualized for periods greater than 1 year.
The Barclays Treasury 9-12 Month Index is an index of U.S. Treasury securities with maturities of 9-12 months. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.

Investors Should Retain This Supplement for Future Reference
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